Consolidated Balance Sheet - CHF (SFr) SFr in Millions	Jun. 30, 2018		Mar. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Jun. 30, 2017	Dec. 31, 2016
Assets
Cash and balances at central banks	SFr 102,262		SFr 92,800		SFr 87,775	SFr 87,775
Loans and advances to banks	15,518		13,284		13,673	13,693
Receivables from securities financing transactions	76,450		77,016		84,674	89,633
Cash collateral receivables on derivative instruments	24,937		24,271		23,434	23,434
Loans and advances to customers	320,569		318,394		312,602	320,659
Other financial assets measured at amortized cost	21,072		19,235		18,375	36,935
Total financial assets measured at amortized cost	560,808		545,000		540,533	572,129
Financial assets at fair value held for trading	112,258		105,785		115,375	126,244
of which: assets pledged as collateral that may be sold or repledged by counterparties	36,580		34,536		35,363	35,363
Derivative financial instruments	121,605	[1],[2],[3]	113,334	[2]	118,229	118,229	[2]
Brokerage receivables	18,415		20,250		23,787
Financial assets at fair value not held for trading	92,875		97,213		78,566	58,556
Total financial assets measured at fair value through profit or loss	345,153		336,581		335,957	303,028
Financial assets measured at fair value through other comprehensive income	6,941		6,758		6,755	8,665
Investments in associates	1,026		1,037		1,018	1,018
Property, equipment and software	8,216		8,015		7,985	7,985
Goodwill and intangible assets	6,391		6,235		6,398	6,398
Deferred tax assets	9,804		9,671		9,905	9,783
Other non-financial assets	6,956		6,984		7,358	7,358
Total assets	945,296	[4]	920,280		915,908	916,363	[4]
Liabilities
Amounts due to banks	10,242		9,024		7,533	7,533
Payables from securities financing transactions	10,130		9,167		11,963	17,044
Cash collateral payables on derivative instruments	31,843		29,426		30,247	30,247
Customer deposits	407,171		401,514		407,124	412,392
Funding from UBS Group AG and its subsidiaries	38,771		35,925		34,749	34,749
Debt issued measured at amortized cost	98,929	[5]	102,213	[5]	104,749	104,749	[5]
Other financial liabilities measured at amortized cost	7,187		6,372		7,482	37,133
Total financial liabilities measured at amortized cost	604,274		593,640		603,848	643,847
Financial liabilities at fair value held for trading	31,416		34,747		30,463	30,463
Derivative financial instruments	119,224	[1],[2],[3]	111,945	[2]	116,192	116,134	[2]
Brokerage payables designated at fair value	37,904		34,793		34,915
Debt issued designated at fair value	56,849		52,059		49,502	49,502
Other financial liabilities designated at fair value	37,342		34,438		21,300	16,223
Total financial liabilities measured at fair value through profit or loss	282,736		267,983		252,371	212,323
Provisions	3,084		2,999		3,158	3,084
Other non-financial liabilities	5,181		4,808		6,335	6,335
Total liabilities	895,275		869,430		865,711	865,588
Equity
Share capital	386		386		386	386
Share premium	26,984		26,998		26,966	26,966
Retained earnings	28,718		30,099		28,597	29,102
Other comprehensive income recognized directly in equity, net of tax	(6,127)		(6,696)		(5,808)	(5,736)
Equity attributable to shareholders	49,961		50,788		50,141	50,718
Equity attributable to non-controlling interests	60		62		57	57
Total equity, before adoption of IFRS 9 and IFRS 15						50,775		SFr 52,428	SFr 54,343
Total equity	50,021		50,850		50,174
Total liabilities and equity	SFr 945,296		SFr 920,280		SFr 915,908	SFr 916,363

[1]
Derivative financial liabilities as of 30 June 2018 include CHF 0.0 billion related to derivative loan commitments (31 March 2018: CHF 0.1 billion; 31 December 2017: CHF 0.0 billion). No notional amounts related to these commitments are included in this table but they are disclosed within Note 15 under Loan commitments with a committed amount of CHF 8.1 billion as of 30 June 2018 (31 March 2018: CHF 3.9 billion; 31 December 2017: CHF 5.3 billion).

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

[3]
Upon adoption of IFRS 9 on 1 January 2018, certain forward starting repurchase and reverse repurchase agreements have been classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 30 June 2018 or 31 March 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 15 under Forward starting transactions.

[4]	Prior period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1 for more information on these changes.
[5]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.